CHANGES IN NON-CASH WORKING CAPITAL (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Changes In Non-cash Working Capital
GST receivable	$ 78	$ 273	$ 1,206
Accounts payable and accrued liabilities	226,068	15,622	(11,261)
Due to related parties	137,796	109,235	47,565
Changes in non-cash working capital	88,350	125,130	37,510
Supplemental information
Interest expense included in convertible debt	45,000	45,000	45,000
Interest expense included in due to related parties	3,961	5,452	4,312
Shares issued for mineral property interests	$ 7,500	$ 7,500	$ 0